Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Long-Term Debt

Long-term debt as at December 31 was comprised of:

	Rate of Interest	Maturity	2017	2016
Senior notes [1]
Notes issued 2010	3.250%	December 1, 2017	$–	$500
Notes issued 2009	6.500%	May 15, 2019	500	500
Notes issued 2009	4.875%	March 30, 2020	500	500
Notes issued 2014	3.625%	March 15, 2024	750	750
Notes issued 2015	3.000%	April 1, 2025	500	500
Notes issued 2016	4.000%	December 15, 2026	500	500
Notes issued 2006	5.875%	December 1, 2036	500	500
Notes issued 2010	5.625%	December 1, 2040	500	500
			3,750	4,250
Less net unamortized debt issue costs			(43)	(48)
			3,707	4,202
Less current maturities			–	(500)
Add current portion of amortization			4	5
			$3,711	$3,707

Summary of Credit Facilities

Details of the company’s credit facilities were as follows:

	2017	2016
Facility as at December 31	$3,250 – maturity May 31, 2021 $250 – maturity May 31, 2020	$3,250 – maturity May 31, 2021 $250 – maturity May 31, 2020
Borrowings outstanding as at December 31	$NIL	$NIL
Commercial paper outstanding, backstopped by the credit facility, as at December 31 (Note 20)	$730	$389
Amounts borrowed and repaid during the year ended December 31	$NIL	$NIL

Summary of Long-Term Debt Obligations	Long-term debt obligations as at December 31, 2017 will mature as follows [1] :

2018	$–
2019	500
2020	500
2021	–
2022	–
Subsequent years	2,750

$3,750